Warranty liability	12 Months Ended
Dec. 31, 2021
Product Warranties Disclosures [Abstract]
Warranty liability
17. Warranty liability:

A continuity of the warranty liability is as follows:

	Years ended December 31,
	2021	2020
Balance, beginning of year	$18,936	$8,901
Warranty claims	(5,322)	(6,906)
Warranty accruals	7,025	16,191
Change in estimate	(337)	(291)
Impact of foreign exchange changes	(1,511)	1,041
Balance, end of year	18,791	18,936
Current portion	(13,577)	(10,749)
Long-term portion	$5,214	$8,187

During the year ended December 31, 2020, the Company recorded a $11,224 warranty accrual related to a field service campaign for the replacement of a pressure release device that the Company manufactures and sells to OEM customers. No safety events or field performance issues have been identified from this product. The Company recorded an insurance recovery of $8,865 related to this issue during the year ended December 31, 2020, including $3,521 in other receivables and $5,344 as an other long-term assets. As at December 31, 2021, the Company had a remaining balance of $655 and $6,931 in other receivables and other long-term assets, respectively, for the aforementioned insurance recovery.